PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 73 .5%
Federal Home Loan Mortgage Corporation : 1 .1%
(1)
692,064
3.500
%,
07/01/2047 $ 640,284
0.1
1,542,012
3.500
%,
12/01/2047 1,428,100
0.1
2,955,986
3.500
%,
03/01/2048 2,740,420
0.2
3,348,156
3.500
%,
11/01/2048 3,100,814
0.2
963,154
4.000
%,
07/01/2047 920,224
0.1
383,794
4.500
%,
08/01/2047 377,302
0.0
426,820
5.000
%,
11/01/2035 425,830
0.1
21,392
5.000
%,
12/01/2035 21,583
0.0
10,016
5.000
%,
01/01/2038 10,106
0.0
10,480
5.000
%,
03/01/2038 10,573
0.0
37,241
5.000
%,
03/01/2038 37,573
0.0
98,567
5.000
%,
02/01/2039 97,910
0.0
400,928
5.000
%,
07/01/2039 403,429
0.0
130,431
5.000
%,
01/01/2040 131,600
0.0
436,320
5.000
%,
04/01/2040 434,537
0.1
1,450,074
5.000
%,
10/01/2040 1,463,059
0.1
150,328
5.000
%,
05/01/2041 149,364
0.0
127,997
5.290
%,
10/01/2037 128,515
0.0
23,602
5.410
%,
07/01/2037 23,727
0.0
10,022
5.410
%,
08/01/2037 10,009
0.0
34,130
5.440
%,
01/01/2037 34,449
0.0
44,486
5.440
%,
04/01/2037 44,948
0.0
27,897
5.440
%,
09/01/2037 28,109
0.0
26,427
5.440
%,
02/01/2038 26,671
0.0
95,001
5.450
%,
12/01/2037 95,026
0.0
122,713
5.450
%,
12/01/2037 122,690
0.0
31,547
5.460
%,
08/01/2037 31,841
0.0
34,880
5.460
%,
01/01/2038 34,944
0.0
51,274
5.500
%,
08/01/2037 51,410
0.0
83,439
5.500
%,
11/01/2037 83,599
0.0
16,097
5.520
%,
10/01/2037 16,074
0.0
34,700
5.620
%,
12/01/2036 34,760
0.0
56,275
5.620
%,
03/01/2037 56,361
0.0
59,524
5.620
%,
08/01/2037 59,620
0.0
68,965
5.625
%,
12/01/2036 69,063
0.0
97,691
5.625
%,
01/01/2037 97,830
0.0
89,554
5.625
%,
03/01/2037 89,682
0.0
83,912
5.625
%,
06/01/2037 83,954
0.0
73,525
5.625
%,
07/01/2037 73,630
0.0
40,566
5.625
%,
02/01/2038 40,624
0.0
429,407
5.750
%,
09/01/2037 437,297
0.1
72,080
5.750
%,
10/01/2037 72,429
0.0
87,797
6.090
%,
12/01/2037 88,930
0.0
3,734
7.500
%,
01/01/2030 3,846
0.0
4,210
8.000
%,
01/01/2030 4,198
0.0
14,336,944
1.1
Federal National Mortgage Association : 0 .5%
(1)
61,769
3.125
%,
11/01/2041 58,049
0.0
26,075
3.250
%,
04/01/2041 24,810
0.0
93,233
3.475
%,
10/01/2041 88,770
0.0
83,667
3.750
%,
09/01/2041 80,506
0.0
60,070
3.750
%,
10/01/2041 57,800
0.0
4,530,649
4.000
%,
07/01/2056 4,266,132
0.3
698,334
4.500
%,
09/01/2047 707,313
0.1
85,365
5.290
%,
09/01/2037 84,019
0.0
256,171
5.290
%,
11/01/2037 252,760
0.0
74,629
5.290
%,
12/01/2037 72,915
0.0
115,416
5.290
%,
04/01/2038 113,568
0.0
39,058
5.350
%,
04/01/2029 38,792
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association
(continued)
62,146
5.390
%,
05/01/2038 $ 61,262
0.0
111,662
5.440
%,
08/01/2047 110,097
0.0
159,148
5.440
%,
08/01/2047 157,137
0.0
169,103
5.440
%,
08/01/2047 167,014
0.0
170,161
5.440
%,
09/01/2047 168,065
0.0
266,443
5.440
%,
10/01/2047 263,819
0.1
59,410
5.620
%,
12/01/2036 58,845
0.0
99,483
5.890
%,
08/01/2047 98,255
0.0
107,238
5.890
%,
10/01/2047 106,152
0.0
5,118
5.900
%,
09/01/2028 5,096
0.0
7,035
6.600
%,
07/01/2027 7,008
0.0
13,371
6.600
%,
09/01/2027 13,299
0.0
19,409
6.600
%,
11/01/2027 19,335
0.0
17,529
6.600
%,
06/01/2028 17,462
0.0
7,098,280
0.5
Government National Mortgage Association : 66 .8%
4,991,794
2.000
%,
08/20/2050 4,221,527
0.3
35,105,552
2.000
%,
12/20/2050 29,631,015
2.2
19,547,668
2.000
%,
01/20/2051 16,493,405
1.2
14,136,910
2.000
%,
02/20/2051 11,929,194
0.9
7,570,705
2.000
%,
06/20/2051 6,383,413
0.5
3,822,371
2.000
%,
10/20/2051 3,220,990
0.3
2,666,373
2.000
%,
11/20/2051 2,245,673
0.2
72,929,000
(2)
2.000
%,
08/15/2053 61,348,673
4.6
10,096,985
2.500
%,
12/20/2050 8,703,013
0.7
36,265,545
2.500
%,
03/20/2051 31,555,047
2.4
18,306,670
2.500
%,
04/20/2051 15,925,409
1.2
18,142,570
2.500
%,
05/20/2051 15,777,262
1.2
4,176,226
2.500
%,
08/20/2051 3,624,483
0.3
30,630,755
2.500
%,
09/20/2051 26,575,153
2.0
43,165,336
2.500
%,
10/20/2051 37,437,800
2.8
28,872,832
2.500
%,
11/20/2051 25,020,906
1.9
4,154,824
2.500
%,
12/20/2051 3,602,171
0.3
18,348,732
2.500
%,
03/20/2052 15,902,884
1.2
10,000,000
(2)
2.500
%,
07/15/2053 8,660,938
0.7
26,170,000
(2)
2.500
%,
08/15/2053 22,682,030
1.7
161,429
3.000
%,
12/15/2041 148,855
0.0
121,867
3.000
%,
01/15/2042 112,650
0.0
167,672
3.000
%,
01/15/2042 155,001
0.0
168,039
3.000
%,
01/15/2042 155,163
0.0
531,085
3.000
%,
02/15/2042 483,986
0.0
164,939
3.000
%,
03/15/2042 150,312
0.0
136,896
3.000
%,
04/15/2042 126,551
0.0
56,599
3.000
%,
05/15/2042 52,320
0.0
44,305
3.000
%,
06/15/2042 40,984
0.0
25,798,626
3.000
%,
04/20/2045 23,535,627
1.8
332,715
3.000
%,
11/20/2045 299,066
0.0
58,297
3.000
%,
12/20/2045 52,369
0.0
90,838
3.000
%,
12/20/2045 81,818
0.0
101,387
3.000
%,
12/20/2045 91,231
0.0
58,968
3.000
%,
01/20/2046 52,998
0.0
2,217,867
3.000
%,
02/20/2050 1,939,276
0.2
2,912,130
3.000
%,
10/20/2051 2,613,259
0.2
22,889,907
3.000
%,
10/20/2051 20,741,405
1.6
18,335,587
3.000
%,
11/20/2051 16,614,564
1.3
1,573,057
3.000
%,
01/20/2052 1,409,360
0.1
8,751,269
3.000
%,
03/20/2052 7,798,144
0.6
4,048,240
3.000
%,
04/20/2052 3,619,640
0.3
84,640,000
(2)
3.000
%,
08/15/2053 75,709,818
5.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
48,806
3.250
%,
03/15/2041 $ 45,273
0.0
339,156
3.250
%,
04/15/2041 314,613
0.0
74,387
3.250
%,
05/15/2041 68,992
0.0
343,811
3.250
%,
06/15/2041 318,928
0.0
57,904
3.250
%,
07/15/2041 53,712
0.0
409,205
3.250
%,
07/15/2041 379,581
0.0
612,750
3.250
%,
08/15/2041 568,395
0.1
195,996
3.250
%,
09/15/2041 181,816
0.0
259,707
3.250
%,
09/15/2041 240,919
0.0
40,493
3.250
%,
11/15/2041 37,562
0.0
171,741
3.250
%,
11/15/2041 159,311
0.0
64,747
3.250
%,
12/15/2041 60,060
0.0
37,613
3.250
%,
04/15/2042 34,890
0.0
29,069
3.250
%,
06/15/2042 26,963
0.0
77,103
3.250
%,
06/15/2042 71,519
0.0
892,851
3.500
%,
04/20/2043 831,470
0.1
1,027,775
3.500
%,
06/20/2045 963,763
0.1
2,591,781
3.500
%,
04/20/2046 2,429,017
0.2
4,118,180
3.500
%,
03/20/2047 3,924,103
0.3
497,062
3.500
%,
07/20/2047 465,915
0.0
838,284
3.500
%,
07/20/2047 784,768
0.1
20,638,122
3.500
%,
12/20/2047 19,336,454
1.5
7,473,926
3.500
%,
01/20/2048 6,995,236
0.5
2,843,587
3.500
%,
02/20/2048 2,661,405
0.2
5,635,930
3.500
%,
02/20/2048 5,274,572
0.4
10,722,952
3.500
%,
03/20/2048 10,036,255
0.8
28,965,078
3.500
%,
03/20/2052 26,748,276
2.0
1,250,000
(2)
3.500
%,
07/15/2053 1,153,857
0.1
17,500,000
(2)
3.500
%,
08/15/2053 16,172,461
1.2
50,935
3.650
%,
12/15/2040 48,527
0.0
15,204
3.750
%,
09/15/2041 14,390
0.0
295,058
3.750
%,
09/15/2041 282,157
0.0
110,920
3.750
%,
10/15/2041 106,332
0.0
127,465
3.750
%,
10/15/2041 122,192
0.0
1,915,155
3.750
%,
05/20/2042 1,798,203
0.1
2,538,039
3.750
%,
05/20/2042 2,373,723
0.2
126,394
3.900
%,
10/15/2041 122,285
0.0
58,577
4.000
%,
05/20/2033 55,973
0.0
28,695
4.000
%,
01/15/2034 27,676
0.0
374,311
4.000
%,
05/20/2034 357,249
0.0
338,186
4.000
%,
07/20/2034 322,767
0.0
477,586
4.000
%,
07/20/2034 456,100
0.0
73,369
4.000
%,
08/20/2035 71,144
0.0
617,558
4.000
%,
09/20/2040 588,185
0.1
1,092,239
4.000
%,
07/20/2041 1,036,750
0.1
4,445,262
4.000
%,
08/20/2042 4,318,948
0.3
134,139
4.000
%,
09/15/2042 130,628
0.0
770,165
4.000
%,
10/20/2043 754,577
0.1
1,257,443
4.000
%,
12/20/2044 1,203,656
0.1
1,212,699
4.000
%,
01/20/2045 1,160,289
0.1
307,448
4.000
%,
06/20/2045 296,329
0.0
1,267,179
4.000
%,
07/20/2045 1,219,435
0.1
1,395,831
4.000
%,
09/20/2045 1,345,268
0.1
101,874
4.000
%,
12/20/2045 98,627
0.0
364,032
4.000
%,
01/20/2046 351,420
0.0
2,958,274
4.000
%,
01/20/2046 2,860,042
0.2
65,037
4.000
%,
02/20/2046 62,585
0.0
1,567,548
4.000
%,
03/20/2046 1,508,135
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
778,844
4.000
%,
04/20/2046 $ 749,477
0.1
336,133
4.000
%,
08/20/2046 322,422
0.0
1,283,046
4.000
%,
09/20/2047 1,215,601
0.1
12,646,403
4.000
%,
02/20/2050 12,126,679
0.9
150,000
(2)
4.000
%,
07/15/2053 141,955
0.0
5,313
4.326
%,
09/20/2062 5,076
0.0
705,375
4.329
%,
10/20/2064 697,062
0.1
7,514
4.433
%,
04/20/2065 7,316
0.0
17,057
4.438
%,
02/20/2068 16,563
0.0
108,950
4.450
%,
07/15/2040 104,287
0.0
60,946
4.450
%,
09/15/2040 59,444
0.0
59,390
4.450
%,
10/15/2040 57,927
0.0
9,432
4.450
%,
10/20/2067 9,150
0.0
582,847
4.467
%,
01/20/2065 568,365
0.1
12,855
4.491
%,
04/20/2066 12,562
0.0
1,230,282
4.497
%,
01/20/2065 1,201,387
0.1
4,853
4.500
%,
07/20/2036 4,773
0.0
384,829
4.500
%,
10/15/2039 380,014
0.0
279,108
4.500
%,
11/15/2039 275,874
0.0
288,886
4.500
%,
11/15/2039 285,538
0.0
91,670
4.500
%,
12/15/2039 90,523
0.0
221,757
4.500
%,
01/15/2040 218,641
0.0
23,870
4.500
%,
01/20/2040 23,217
0.0
1,028,575
4.500
%,
02/15/2040 1,007,140
0.1
50,108
4.500
%,
06/15/2040 48,873
0.0
22,414
4.500
%,
07/20/2040 21,801
0.0
79,137
4.500
%,
08/20/2040 77,020
0.0
577,724
4.500
%,
09/20/2041 574,051
0.1
207,816
4.500
%,
10/20/2048 203,204
0.0
96,711
4.500
%,
11/20/2048 94,545
0.0
2,960,461
4.500
%,
12/20/2048 2,893,670
0.2
72,290
4.500
%,
01/20/2049 70,649
0.0
5,157,219
4.500
%,
02/20/2049 5,038,646
0.4
252,784
4.500
%,
03/20/2049 246,972
0.0
41,536
4.500
%,
05/20/2049 40,512
0.0
4,609,953
4.500
%,
11/20/2049 4,455,439
0.3
5,690,681
4.500
%,
12/20/2049 5,527,769
0.4
131,800,000
(2)
4.500
%,
07/15/2053 127,217,891
9.5
1,310,651
4.509
%,
02/20/2065 1,278,568
0.1
25,955
4.580
%,
01/20/2034 25,312
0.0
40,003
4.580
%,
03/20/2034 39,013
0.0
31,303
4.580
%,
04/20/2034 30,528
0.0
40,619
4.580
%,
04/20/2034 39,613
0.0
39,658
4.580
%,
06/20/2034 38,675
0.0
106,668
4.653
%,
09/20/2064 104,193
0.0
244,558
4.677
%,
10/20/2064 239,785
0.0
148,646
4.694
%,
09/20/2064 146,223
0.0
430
4.700
%,
06/20/2061 419
0.0
4,100
4.700
%,
08/20/2061 4,077
0.0
387,641
4.750
%,
06/15/2029 379,872
0.0
96,737
4.750
%,
01/15/2030 94,485
0.0
48,204
4.750
%,
06/20/2033 46,889
0.0
20,308
4.750
%,
07/20/2033 19,942
0.0
34,407
4.750
%,
07/20/2033 33,769
0.0
43,552
4.750
%,
07/20/2033 42,365
0.0
24,087
4.750
%,
08/20/2033 23,383
0.0
55,001
4.750
%,
08/20/2033 53,967
0.0
20,197
4.750
%,
09/20/2033 19,608
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
27,912
4.750
%,
10/20/2033 $ 27,386
0.0
22,446
4.750
%,
11/20/2033 21,791
0.0
20,035
4.750
%,
12/20/2033 19,440
0.0
179,771
4.750
%,
09/15/2034 179,960
0.0
20,768
4.920
%,
04/20/2033 20,259
0.0
41,536
4.920
%,
04/20/2033 40,559
0.0
24,787
4.920
%,
05/20/2033 24,173
0.0
26,327
4.920
%,
05/20/2033 25,757
0.0
27,341
4.920
%,
05/20/2033 26,663
0.0
1,988
5.000
%,
03/20/2024 1,975
0.0
388,765
5.000
%,
04/20/2030 389,130
0.0
141,302
5.000
%,
07/15/2033 140,432
0.0
39,144
5.000
%,
03/15/2034 39,118
0.0
58,668
5.000
%,
01/15/2035 58,429
0.0
7,577
5.000
%,
03/15/2035 7,574
0.0
42,051
5.000
%,
03/15/2035 41,796
0.0
26,903
5.000
%,
04/15/2035 26,783
0.0
171,974
5.000
%,
04/15/2035 172,444
0.0
13,984
5.000
%,
05/15/2035 14,028
0.0
38,667
5.000
%,
05/20/2035 39,217
0.0
208,210
5.000
%,
11/20/2035 211,688
0.0
95,754
5.000
%,
04/20/2036 97,333
0.0
39,416
5.000
%,
06/20/2038 38,316
0.0
14,051
5.000
%,
08/20/2038 13,974
0.0
160,592
5.000
%,
10/20/2038 158,771
0.0
28,501
5.000
%,
11/20/2038 27,650
0.0
107,408
5.000
%,
01/20/2039 106,800
0.0
34,924
5.000
%,
02/15/2039 34,778
0.0
149,284
5.000
%,
03/15/2039 148,806
0.0
56,855
5.000
%,
11/15/2039 56,437
0.0
511,592
5.000
%,
11/15/2039 508,756
0.1
555,057
5.000
%,
11/15/2039 554,117
0.1
69,350
5.000
%,
04/15/2040 69,181
0.0
587,822
5.000
%,
09/15/2040 584,301
0.1
433,289
5.000
%,
07/20/2041 440,538
0.0
19,600,431
5.000
%,
11/20/2052 19,287,011
1.5
29,861,774
5.000
%,
04/20/2053 29,365,707
2.2
33,900,000
(2)
5.000
%,
07/15/2053 33,314,695
2.5
1,863
5.250
%,
01/15/2024 1,843
0.0
30,452
5.250
%,
06/15/2028 30,322
0.0
49,059
5.250
%,
06/15/2029 49,087
0.0
786,421
5.250
%,
01/20/2036 791,880
0.1
106,371
5.290
%,
07/20/2037 107,292
0.0
74,323
5.290
%,
08/20/2037 74,700
0.0
92,228
5.290
%,
09/20/2037 92,697
0.0
114,728
5.290
%,
09/20/2037 115,721
0.0
106,949
5.290
%,
01/20/2038 107,874
0.0
1,596
5.350
%,
01/15/2029 1,598
0.0
24,465
5.350
%,
04/20/2029 24,407
0.0
23,253
5.350
%,
06/20/2029 23,199
0.0
27,319
5.350
%,
10/20/2029 27,234
0.0
69,135
5.350
%,
07/20/2033 69,551
0.0
12,019
5.350
%,
08/20/2033 11,990
0.0
136,846
5.390
%,
08/20/2038 133,256
0.0
68,783
5.390
%,
09/15/2038 69,441
0.0
23,288
5.490
%,
08/20/2033 23,317
0.0
39,792
5.490
%,
09/20/2033 39,769
0.0
41,587
5.490
%,
09/20/2033 41,637
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
171,796
5.490
%,
09/20/2033 $ 172,114
0.0
171,682
5.490
%,
10/20/2033 171,999
0.0
255,828
5.490
%,
10/20/2033 256,628
0.0
128,997
5.490
%,
11/20/2033 129,330
0.0
242,309
5.490
%,
11/20/2033 243,419
0.0
122,005
5.490
%,
12/20/2033 122,321
0.0
153,047
5.490
%,
12/20/2033 153,613
0.0
204,268
5.490
%,
12/20/2033 204,280
0.0
41,770
5.490
%,
01/20/2034 41,821
0.0
35,542
5.490
%,
03/20/2034 35,585
0.0
87,751
5.490
%,
03/20/2034 87,515
0.0
35,894
5.490
%,
06/20/2034 35,938
0.0
6,953
5.500
%,
08/15/2024 6,858
0.0
5,459
5.500
%,
08/20/2024 5,439
0.0
145
5.500
%,
04/20/2029 145
0.0
105,977
5.500
%,
09/15/2029 107,603
0.0
74,069
5.500
%,
10/15/2029 74,935
0.0
22,085
5.500
%,
12/20/2032 22,434
0.0
68,131
5.500
%,
08/20/2033 69,210
0.0
53,045
5.500
%,
11/20/2033 52,514
0.0
19,519
5.500
%,
12/20/2033 19,946
0.0
57,343
5.500
%,
03/20/2034 56,761
0.0
102,907
5.500
%,
04/20/2034 101,398
0.0
114,006
5.500
%,
04/20/2034 116,930
0.0
75,086
5.500
%,
06/20/2034 74,149
0.0
88,101
5.500
%,
06/20/2034 87,768
0.0
65,194
5.500
%,
07/20/2034 64,946
0.0
94,937
5.500
%,
01/20/2035 93,749
0.0
64,970
5.500
%,
05/15/2035 65,259
0.0
11,483
5.500
%,
06/20/2035 11,439
0.0
149,386
5.500
%,
07/15/2035 150,140
0.0
78,268
5.500
%,
08/15/2035 78,616
0.0
76,768
5.500
%,
09/20/2035 76,476
0.0
138,120
5.500
%,
04/15/2036 138,778
0.0
26,021
5.500
%,
06/20/2036 26,818
0.0
2,341
5.500
%,
06/20/2038 2,342
0.0
11,173
5.500
%,
08/20/2038 11,193
0.0
7,232
5.500
%,
09/20/2038 7,222
0.0
1,428
5.500
%,
10/20/2038 1,405
0.0
14,579
5.500
%,
11/20/2038 14,582
0.0
727
5.500
%,
12/20/2038 726
0.0
45,500
5.500
%,
01/15/2039 45,702
0.0
5,511
5.500
%,
01/20/2039 5,390
0.0
24,581
5.500
%,
06/15/2039 24,690
0.0
15,535
5.500
%,
06/20/2039 15,275
0.0
19,914
5.500
%,
10/20/2039 20,616
0.0
160,580
5.500
%,
09/15/2040 161,519
0.0
35,319
5.580
%,
12/20/2033 35,578
0.0
65,508
5.580
%,
12/20/2033 65,308
0.0
122,877
5.580
%,
01/20/2034 122,806
0.0
44,833
5.580
%,
02/20/2034 44,744
0.0
36,706
5.580
%,
03/20/2034 36,633
0.0
42,932
5.580
%,
04/20/2034 43,265
0.0
58,010
5.580
%,
04/20/2034 58,603
0.0
116,678
5.580
%,
04/20/2034 116,611
0.0
32,207
5.580
%,
06/20/2034 32,537
0.0
50,488
5.580
%,
09/20/2034 50,880
0.0
185,656
5.590
%,
06/20/2033 185,658
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
12,779
5.590
%,
07/20/2033 $ 12,757
0.0
28,387
5.590
%,
07/20/2033 28,672
0.0
85,033
5.590
%,
07/20/2033 84,885
0.0
142,997
5.590
%,
07/20/2033 142,998
0.0
76,139
5.590
%,
08/20/2033 76,005
0.0
21,478
5.590
%,
09/20/2033 21,652
0.0
37,793
5.590
%,
09/20/2033 38,172
0.0
148,807
5.590
%,
09/20/2033 148,808
0.0
57,431
5.590
%,
10/20/2033 58,007
0.0
24,103
5.590
%,
11/20/2033 24,285
0.0
41,799
5.590
%,
11/20/2033 42,217
0.0
44,034
5.590
%,
11/20/2033 44,480
0.0
69,600
5.590
%,
12/20/2033 70,132
0.0
75,661
5.740
%,
09/20/2037 75,789
0.0
231,492
5.740
%,
09/20/2037 232,209
0.0
79,335
5.740
%,
10/20/2037 79,469
0.0
82,180
5.740
%,
04/20/2038 82,318
0.0
4,411
5.750
%,
11/15/2024 4,359
0.0
332,820
5.750
%,
07/15/2029 331,635
0.0
248,968
5.750
%,
08/15/2029 247,771
0.0
35,732
5.750
%,
11/15/2029 35,559
0.0
309,624
5.750
%,
11/15/2029 308,491
0.0
35,837
5.770
%,
03/20/2033 35,922
0.0
130,440
5.770
%,
03/20/2033 130,932
0.0
31,961
5.770
%,
04/20/2033 32,036
0.0
65,513
5.770
%,
04/20/2033 65,668
0.0
73,545
5.770
%,
05/20/2033 73,719
0.0
81,236
5.770
%,
05/20/2033 81,428
0.0
55,809
5.770
%,
07/20/2033 55,941
0.0
57,007
5.770
%,
07/20/2033 57,140
0.0
23,930
5.900
%,
05/20/2028 24,056
0.0
1,048,405
5.970
%,
11/15/2031 1,045,877
0.1
10,140
6.000
%,
10/15/2025 10,276
0.0
47,409
6.000
%,
04/15/2026 47,009
0.0
23,807
6.000
%,
10/20/2027 23,985
0.0
66,424
6.000
%,
05/15/2029 66,064
0.0
49,806
6.000
%,
07/15/2029 49,252
0.0
39,145
6.000
%,
10/20/2034 40,982
0.0
100,958
6.000
%,
03/15/2037 105,588
0.0
56,649
6.000
%,
08/20/2038 58,240
0.0
11,437
6.000
%,
09/20/2038 11,407
0.0
16,397
6.000
%,
10/20/2038 16,672
0.0
66,575
6.000
%,
11/15/2038 67,350
0.0
71,274
6.000
%,
12/15/2038 72,104
0.0
158,613
6.000
%,
08/15/2039 160,599
0.0
215,965
6.000
%,
08/15/2039 219,050
0.0
13,229
6.500
%,
07/20/2029 13,603
0.0
38,416
6.500
%,
07/20/2032 38,383
0.0
63,119
6.500
%,
02/15/2034 62,504
0.0
166
6.500
%,
09/20/2034 165
0.0
3,336
7.500
%,
08/20/2027 3,379
0.0
896,404,530
66.8
Uniform Mortgage-Backed Securities : 5 .1%
2,749,486
2.000
%,
12/01/2051 2,246,518
0.2
2,691,312
2.500
%,
12/01/2051 2,287,772
0.2
1,774,423
2.500
%,
02/01/2052 1,527,920
0.1
2,530,048
3.000
%,
11/01/2051 2,232,921
0.2
1,777,827
3.000
%,
01/01/2052 1,585,288
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,726,381
3.500
%,
02/01/2052 $ 1,584,795
0.1
5,303,292
3.500
%,
03/01/2052 4,882,830
0.4
11,840,000
(2)
3.500
%,
07/01/2053 10,790,588
0.8
5,508,048
4.000
%,
05/01/2042 5,299,291
0.4
311,341
4.000
%,
05/01/2045 297,872
0.0
355,427
4.000
%,
08/01/2046 339,453
0.0
300,521
4.250
%,
08/01/2035 292,851
0.0
4,415,242
4.500
%,
07/01/2052 4,248,497
0.3
6,150,000
(2)
4.500
%,
08/15/2053 5,916,012
0.5
47,441
4.750
%,
11/01/2034 46,998
0.0
277,532
4.750
%,
11/01/2034 274,874
0.0
237,381
4.750
%,
02/01/2035 235,106
0.0
326,343
4.750
%,
04/01/2035 323,366
0.0
371,939
4.750
%,
05/01/2035 368,576
0.0
66,460
4.750
%,
07/01/2035 65,055
0.0
449,816
4.750
%,
07/01/2035 447,954
0.1
5,594,935
5.000
%,
08/01/2052 5,491,461
0.4
5,000,000
(2)
5.000
%,
07/15/2053 4,899,609
0.4
33,313
5.030
%,
05/01/2037 33,033
0.0
90,751
5.030
%,
09/01/2037 89,968
0.0
141,937
5.155
%,
01/01/2037 141,687
0.0
33,672
5.250
%,
04/01/2032 33,621
0.0
54,944
5.250
%,
04/01/2032 54,738
0.0
24,347
5.280
%,
11/01/2036 24,328
0.0
87,965
5.280
%,
11/01/2036 87,898
0.0
41,161
5.280
%,
01/01/2037 41,126
0.0
83,724
5.290
%,
08/01/2037 83,796
0.0
59,442
5.290
%,
09/01/2037 59,494
0.0
65,270
5.290
%,
09/01/2037 65,236
0.0
14,497
5.300
%,
10/01/2036 14,447
0.0
68,586
5.300
%,
12/01/2036 68,452
0.0
46,524
5.300
%,
05/01/2037 46,580
0.0
196,650
5.300
%,
08/01/2037 195,893
0.0
106,449
5.390
%,
12/01/2037 107,058
0.0
154,066
5.405
%,
11/01/2036 155,143
0.0
197,934
5.405
%,
02/01/2037 199,509
0.0
6,323,147
5.500
%,
12/01/2052 6,314,223
0.5
65,363
5.740
%,
07/01/2037 65,522
0.0
4,400,000
(2)
6.000
%,
07/15/2053 4,439,188
0.4
68,006,547
5.1
Total U.S. Government
Agency Obligations
(Cost $1,034,428,728)
985,846,301
73.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 45 .8%
137,273
(3)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.608%,
04/25/2042 126,602
0.0
678,448
(3)
Fannie Mae REMIC
Trust 2002-W6 3A,
4.638%,
01/25/2042 627,042
0.0
3,829,398  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,826,822
0.3
717,554  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 736,263
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,828,287  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 $ 1,813,943
0.1
2,947,125  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,914,442
0.2
2,009,161  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,062,279
0.2
75,625
(3)
Fannie Mae REMIC
Trust 2004-
61 SH, 3.397%,
(-1.000*US0001M +
23.988%),
11/25/2032 75,875
0.0
1,758,405  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,851,204
0.1
2,119,847
(3)
Fannie Mae REMIC
Trust 2004-W11 2A,
3.987%,
03/25/2043 1,982,776
0.2
1,906,314  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,875,700
0.1
282,014
(3)
Fannie Mae REMIC
Trust 2005-
122 SE, 5.073%,
(-1.000*US0001M +
23.100%),
11/25/2035 281,183
0.0
4,721,052
(3)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 4,652,061
0.3
223,361
(3)(4)
Fannie Mae REMIC
Trust 2005-
17 ES, 1.600%,
(-1.000*US0001M +
6.750%),
03/25/2035 4,786
0.0
2,077,241
(3)(4)
Fannie Mae REMIC
Trust 2005-
17 SA, 1.550%,
(-1.000*US0001M +
6.700%),
03/25/2035 178,628
0.0
1,248,598  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 1,288,457
0.1
229,975
(3)
Fannie Mae REMIC
Trust 2005-
59 NQ, 3.999%,
(-1.000*US0001M +
16.875%),
05/25/2035 227,293
0.0
286,047
(3)
Fannie Mae REMIC
Trust 2005-
75 GS, 4.799%,
(-1.000*US0001M +
20.250%),
08/25/2035 307,039
0.0
386,947  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 379,708
0.0
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 1,902,706
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
71,790
(3)
Fannie Mae REMIC
Trust 2006-
115 ES, 5.958%,
(-1.000*US0001M +
26.560%),
12/25/2036 $ 79,924
0.0
495,606
(3)(4)
Fannie Mae REMIC
Trust 2006-
36 SP, 1.550%,
(-1.000*US0001M +
6.700%),
05/25/2036 26,827
0.0
2,725
(5)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 2,234
0.0
2,079,974
(3)(4)
Fannie Mae REMIC
Trust 2006-
79 SH, 1.300%,
(-1.000*US0001M +
6.450%),
08/25/2036 179,679
0.0
4,227,246
(3)(4)
Fannie Mae REMIC
Trust 2006-
8 HL, 1.550%,
(-1.000*US0001M +
6.700%),
03/25/2036 333,205
0.0
580,446
(3)
Fannie Mae REMIC
Trust 2007-
1 NR, 8.357%,
(-1.000*US0001M +
47.500%),
02/25/2037 870,027
0.1
662,697  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 646,440
0.1
114,993
(3)
Fannie Mae REMIC
Trust 2009-12 LK,
13.683%,
03/25/2039 126,728
0.0
5,943,408
(3)(4)
Fannie Mae REMIC
Trust 2010-
147 LS, 1.300%,
(-1.000*US0001M +
6.450%),
01/25/2041 635,567
0.1
5,892,280  Fannie Mae REMIC
Trust 2010-2 LC,
5.000%,
02/25/2040 5,858,814
0.4
946,083
(3)
Fannie Mae REMIC
Trust 2010-26 F,
5.920%, (US0001M +
0.770%),
11/25/2036 945,576
0.1
910,686
(3)
Fannie Mae REMIC
Trust 2010-39 FN,
5.980%, (US0001M +
0.830%),
05/25/2040 907,321
0.1
763,542  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 752,164
0.1
1,000,000  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 952,633
0.1
2,243,605
(3)(4)
Fannie Mae REMIC
Trust 2010-
95 SB, 1.450%,
(-1.000*US0001M +
6.600%),
09/25/2040 136,351
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,027,587  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 $ 1,013,520
0.1
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 674,074
0.1
1,115,362  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,091,821
0.1
1,271,171
(3)
Fannie Mae REMIC
Trust 2011-
4 CS, 2.599%,
(-1.000*US0001M +
12.900%),
05/25/2040 1,193,451
0.1
5,769,444  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 5,628,094
0.4
2,913,052
(3)(4)
Fannie Mae REMIC
Trust 2012-
128 VS, 1.100%,
(-1.000*US0001M +
6.250%),
06/25/2042 124,241
0.0
1,655,461
(4)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 63,038
0.0
1,429,882
(4)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 43,961
0.0
4,413,990
(4)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 486,638
0.0
8,249,469
(4)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 354,791
0.0
1,821,751  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,683,449
0.1
1,542,105
(4)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 194,307
0.0
4,093,286  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,870,295
0.3
2,688,757  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,562,067
0.2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,239,707
0.2
1,500,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,414,471
0.1
1,179,457
(3)(4)
Fannie Mae REMIC
Trust 2012-
68 SD, 1.550%,
(-1.000*US0001M +
6.700%),
06/25/2032 63,254
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,983,604
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
785,013  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 $ 670,409
0.1
509,657
(4)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 39,854
0.0
1,189,565
(5)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 861,625
0.1
2,184,616
(4)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 156,074
0.0
1,175,945
(4)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 76,006
0.0
1,320,777  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 1,183,194
0.1
1,700,454
(4)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 142,937
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,083,286
0.1
1,352,587  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,041,247
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 657,171
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,248,659
0.2
4,373,944
(3)(4)
Fannie Mae REMIC
Trust 2016-
4 DS, 0.950%,
(-1.000*US0001M +
6.100%),
02/25/2046 459,581
0.0
2,604,810
(3)
Fannie Mae REMIC
Trust 2016-
51 S, 0.770%,
(-1.000*US0001M +
5.920%),
10/25/2043 2,266,465
0.2
4,283,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,863,695
0.3
5,517,418  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,173,734
0.4
7,510,000  Fannie Mae REMIC
Trust 2018-16 TV,
3.000%,
05/25/2041 6,636,976
0.5
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 392,253
0.0
551,280  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 518,290
0.0
5,801,984
(4)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 419,934
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,193,557  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 $ 1,943,417
0.1
26,753,271
(4)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 2,436,388
0.2
3,848,812
(4)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 600,170
0.0
1,253,579
(3)
Fannie Mae Trust
2004-W2 3A, 3.712%,
02/25/2044 1,189,085
0.1
1,072,205
(3)
Fannie Mae Trust
2004-W2 4A, 3.684%,
02/25/2044 1,022,513
0.1
2,840
(3)(4)
FHLMC-GNMA
21 SA, 2.850%,
(-1.000*US0001M +
8.000%),
10/25/2023 13
0.0
275,547
(3)
Freddie Mac
REMIC Trust
2653 SC, 4.215%,
(-1.000*US0001M +
6.800%),
07/15/2033 260,686
0.0
620,573  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 635,400
0.1
113,130
(5)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 89,573
0.0
59,678
(3)
Freddie Mac
REMIC Trust
3012 ST, 3.264%,
(-1.000*US0001M +
21.960%),
04/15/2035 58,606
0.0
189,083
(3)
Freddie Mac
REMIC Trust
3065 DC, 4.280%,
(-1.000*US0001M +
19.860%),
03/15/2035 186,044
0.0
263,260  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 266,129
0.0
2,535,091
(3)(4)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*US0001M +
5.635%),
07/15/2036 45,758
0.0
3,871,253  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,098,978
0.3
158,947
(4)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 18,972
0.0
1,139,999  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 1,133,558
0.1
3,053,665  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,986,038
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
231,262
(3)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*US0001M +
60.500%),
03/15/2039 $ 225,716
0.0
1,114,999  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 1,039,509
0.1
4,239,744
(3)(4)
Freddie Mac
REMIC Trust
3960 SG, 0.807%,
(-1.000*US0001M +
6.000%),
11/15/2041 379,956
0.0
1,473,316  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,450,323
0.1
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,720,761
0.4
1,276,058  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 1,174,072
0.1
4,119,435  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,663,103
0.3
9,725,625  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 8,856,049
0.7
5,539,395
(4)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 202,484
0.0
1,871,677
(3)
Freddie Mac
REMIC Trust
4249 CS, 0.772%,
(-1.000*US0001M +
4.650%),
09/15/2043 1,359,917
0.1
2,770,806
(3)
Freddie Mac
REMIC Trust
4274 US, 0.657%,
(-1.000*US0001M +
5.850%),
10/15/2035 2,229,802
0.2
10,735,212  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 10,185,775
0.8
2,686,854  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,369,830
0.2
7,393,015
(3)(4)
Freddie Mac
REMIC Trust
4438 AS, 1.007%,
(-1.000*US0001M +
6.200%),
02/15/2045 633,176
0.0
5,801,926  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 5,473,181
0.4
4,132,768  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,782,370
0.3
2,416,704  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 2,265,748
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 $ 2,231,390
0.2
22,557,452
(4)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 4,055,597
0.3
1,550,793
(3)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 5.300%,
(US0001M + 0.150%),
09/25/2045 1,462,875
0.1
931,007
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
3.950%,
07/25/2033 847,350
0.1
507,509
(3)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.020%,
02/25/2043 454,392
0.0
5,170,050  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 4,516,469
0.3
63,170  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 62,973
0.0
600,866  Ginnie Mae 2004-
17 MZ, 5.500%,
03/16/2034 597,093
0.0
413,039  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 412,725
0.0
204,119
(5)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 169,345
0.0
612,660  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 612,072
0.0
1,525,492  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 1,504,277
0.1
624,874
(3)(4)
Ginnie Mae 2004-
98 SA, 1.543%,
(-1.000*US0001M +
6.700%),
11/20/2034 60,729
0.0
526,430  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 521,186
0.0
106,005
(3)(4)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*US0001M +
43.200%),
01/20/2034 12,783
0.0
370,828
(3)(4)
Ginnie Mae 2005-
7 AH, 1.612%,
(-1.000*US0001M +
6.770%),
02/16/2035 27,170
0.0
468,489
(4)
Ginnie Mae 2005-73
IM, 5.500%,
09/20/2035 80,804
0.0
918,470  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 909,200
0.1
78,899
(3)
Ginnie Mae 2005-
91 UP, 3.984%,
(-1.000*US0001M +
14.300%),
09/16/2031 78,076
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,939,679  Ginnie Mae 2006-10
ZT, 6.000%,
03/20/2036 $ 4,979,389
0.4
1,528,171  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,542,313
0.1
4,582,207
(3)(4)
Ginnie Mae 2006-
26 TB, 0.250%,
(-1.000*US0001M +
6.500%),
06/20/2036 42,400
0.0
1,369,790  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 1,373,622
0.1
1,016,690
(4)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 187,384
0.0
1,037,334
(5)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 827,107
0.1
60,318  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 60,406
0.0
216,153
(3)
Ginnie Mae 2007-
48 SY, 4.776%,
(-1.000*US0001M +
20.250%),
08/16/2037 207,780
0.0
1,182,526
(3)(4)
Ginnie Mae 2007-
53 SC, 1.343%,
(-1.000*US0001M +
6.500%),
09/20/2037 114,837
0.0
36,029
(3)
Ginnie Mae 2007-
53 SW, 4.735%,
(-1.000*US0001M +
20.205%),
09/20/2037 36,318
0.0
613,747  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 610,099
0.0
2,724,266  Ginnie Mae 2008-20
PZ, 6.000%,
03/20/2038 2,737,210
0.2
344,769
(3)(4)
Ginnie Mae 2008-
3 SA, 1.404%,
(-1.000*US0001M +
6.550%),
01/20/2038 39,242
0.0
571,686
(3)(4)
Ginnie Mae 2008-
40 PS, 1.342%,
(-1.000*US0001M +
6.500%),
05/16/2038 39,822
0.0
781,940
(3)(4)
Ginnie Mae 2008-
51 GS, 1.072%,
(-1.000*US0001M +
6.230%),
06/16/2038 70,368
0.0
1,474,786
(3)(4)
Ginnie Mae 2008-
82 SA, 0.854%,
(-1.000*US0001M +
6.000%),
09/20/2038 136,331
0.0
1,245,160
(3)(4)
Ginnie Mae 2009-
110 SA, 1.192%,
(-1.000*US0001M +
6.350%),
04/16/2039 14,718
0.0
6,385,557  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 6,367,796
0.5
920,314  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 883,704
0.1
2,022,318  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,996,180
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
901,854  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 $ 904,346
0.1
852,206  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 841,811
0.1
1,223,989  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 1,199,201
0.1
887,999  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 891,242
0.1
721,542  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 760,461
0.1
1,202,745  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 1,181,695
0.1
4,082,566  Ginnie Mae 2009-
50 MZ, 6.000%,
07/16/2039 4,145,508
0.3
1,630,088  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,647,349
0.1
322,053  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 317,466
0.0
150,809
(3)(4)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*US0001M +
162.500%),
06/16/2037 5,551
0.0
2,232,334  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 2,350,737
0.2
7,283,332  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 7,915,767
0.6
4,014,385  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 4,159,287
0.3
660,702
(3)(4)
Ginnie Mae 2009-
66 QS, 0.954%,
(-1.000*US0001M +
6.100%),
07/20/2039 21,902
0.0
3,075,482  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,077,246
0.2
466,433
(3)(4)
Ginnie Mae 2009-
77 SA, 0.992%,
(-1.000*US0001M +
6.150%),
09/16/2039 41,916
0.0
3,016,270  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 3,053,144
0.2
1,232,192  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,304,023
0.1
2,447,134  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,555,906
0.2
702,181  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 670,127
0.1
1,681,010  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,649,572
0.1
438,545
(3)
Ginnie Mae 2009-H01
FA, 6.296%, (US0001M
+ 1.150%),
11/20/2059 438,685
0.0
851,265
(4)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 68,689
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,777,122  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 $ 6,676,906
0.5
837,606
(3)(4)
Ginnie Mae 2010-
116 NS, 1.492%,
(-1.000*US0001M +
6.650%),
09/16/2040 57,192
0.0
2,000,000  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 2,001,324
0.2
3,940,618  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 3,864,661
0.3
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 868,560
0.1
2,290,831  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 2,258,549
0.2
18,683
(4)
Ginnie Mae 2010-130
KI, 5.500%,
09/16/2040 583
0.0
1,500,000  Ginnie Mae 2010-14
B, 4.500%,
02/16/2040 1,464,505
0.1
620,675
(3)(4)
Ginnie Mae 2010-
158 SA, 0.904%,
(-1.000*US0001M +
6.050%),
12/20/2040 58,994
0.0
868,351  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 836,671
0.1
8,172,030
(3)(4)
Ginnie Mae 2010-
166 GS, 0.854%,
(-1.000*US0001M +
6.000%),
12/20/2040 648,054
0.1
330,893
(4)
Ginnie Mae 2010-166
NI, 4.500%,
04/20/2039 8,411
0.0
824,346  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 802,277
0.1
898,161  Ginnie Mae 2010-169
JZ, 4.000%,
12/20/2040 839,578
0.1
135,114
(4)
Ginnie Mae 2010-19
LI, 5.000%,
07/16/2039 5,176
0.0
881,753  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 857,130
0.1
745,007
(4)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 99,674
0.0
4,429,875  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 4,455,650
0.3
686,761  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 675,086
0.1
5,545,782
(3)
Ginnie Mae 2010-H10
FB, 6.160%, (US0001M
+ 1.000%),
05/20/2060 5,554,357
0.4
2,808,041
(3)
Ginnie Mae 2010-H10
FC, 6.160%, (US0001M
+ 1.000%),
05/20/2060 2,811,720
0.2
1,131,940
(3)
Ginnie Mae 2010-H20
AF, 5.424%, (US0001M
+ 0.330%),
10/20/2060 1,123,804
0.1
150,479
(3)
Ginnie Mae 2010-H26
LF, 5.444%, (US0001M
+ 0.350%),
08/20/2058 149,501
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
152,857
(4)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 $ 13,230
0.0
417,252
(3)
Ginnie Mae 2011-128
TF, 5.608%, (US0001M
+ 0.450%),
05/16/2041 409,519
0.0
1,960,557
(3)(4)
Ginnie Mae 2011-
141 PS, 1.542%,
(-1.000*US0001M +
6.700%),
06/16/2041 110,921
0.0
1,624,478
(4)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 289,112
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 828,507
0.1
33,343  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 33,674
0.0
113,594
(3)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 112,166
0.0
5,475,387  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 5,241,402
0.4
1,218,723  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 1,174,073
0.1
825,279  Ginnie Mae 2011-
69 HW, 4.000%,
04/20/2040 814,185
0.1
2,141,011
(5)
Ginnie Mae 2011-
70 PO, 0.000%,
05/16/2041 1,621,270
0.1
59,136
(3)(4)
Ginnie Mae 2011-
73 LS, 1.544%,
(-1.000*US0001M +
6.690%),
08/20/2039 103
0.0
1,929,324  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,800,466
0.1
1,008,704
(3)
Ginnie Mae 2011-H01
AF, 5.544%, (US0001M
+ 0.450%),
11/20/2060 1,003,919
0.1
1,464,045
(3)
Ginnie Mae 2011-H03
FA, 5.594%, (US0001M
+ 0.500%),
01/20/2061 1,456,451
0.1
276,934
(3)
Ginnie Mae 2011-H07
FA, 5.594%, (US0001M
+ 0.500%),
02/20/2061 275,403
0.0
152,807
(3)
Ginnie Mae 2011-H08
FD, 5.594%, (US0001M
+ 0.500%),
02/20/2061 152,023
0.0
345,280
(3)
Ginnie Mae 2011-H09
AF, 5.594%, (US0001M
+ 0.500%),
03/20/2061 343,574
0.0
335,644
(3)
Ginnie Mae 2011-H11
FB, 5.594%, (US0001M
+ 0.500%),
04/20/2061 334,029
0.0
378,908
(3)
Ginnie Mae 2011-H19
FA, 5.564%, (US0001M
+ 0.470%),
08/20/2061 376,787
0.0
1,013,941
(3)
Ginnie Mae 2011-H20
FA, 5.644%, (US0001M
+ 0.550%),
09/20/2061 1,009,452
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
201,472
(3)
Ginnie Mae 2011-H21
FT, 5.265%, (H15T1Y +
0.700%),
10/20/2061 $ 201,091
0.0
820,287
(4)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 33,054
0.0
216,770
(4)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 18,071
0.0
12,423,799
(4)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,764,711
0.1
1,786,090
(4)
Ginnie Mae 2012-146
AI, 3.000%,
10/20/2037 43,524
0.0
233,534
(3)(4)
Ginnie Mae 2012-
34 MS, 1.542%,
(-1.000*US0001M +
6.700%),
04/16/2041 10,558
0.0
2,452,722
(3)(4)
Ginnie Mae 2012-
48 SA, 1.492%,
(-1.000*US0001M +
6.650%),
04/16/2042 277,572
0.0
3,085,916
(3)(4)
Ginnie Mae 2012-
60 SG, 0.942%,
(-1.000*US0001M +
6.100%),
05/16/2042 251,033
0.0
3,426,224
(3)
Ginnie Mae 2012-77
FE, 5.548%, (US0001M
+ 0.390%),
05/16/2041 3,390,554
0.3
684,625
(3)(4)
Ginnie Mae 2012-
93 NS, 0.954%,
(-1.000*US0001M +
6.100%),
07/20/2042 54,669
0.0
729,118
(4)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 73,270
0.0
2,087,534
(3)
Ginnie Mae 2012-H06
FS, 5.469%, (US0001M
+ 0.700%),
03/20/2062 2,081,007
0.2
4,412,938
(3)
Ginnie Mae 2012-H08
FA, 5.694%, (US0001M
+ 0.600%),
01/20/2062 4,393,892
0.3
1,398,091
(3)
Ginnie Mae 2012-H08
FB, 5.694%, (US0001M
+ 0.600%),
03/20/2062 1,393,037
0.1
248,465
(3)
Ginnie Mae 2012-H11
FA, 5.794%, (US0001M
+ 0.700%),
02/20/2062 247,723
0.0
339,787
(3)
Ginnie Mae 2012-H11
GA, 5.674%, (US0001M
+ 0.580%),
05/20/2062 338,325
0.0
1,051,045
(3)
Ginnie Mae 2012-H11
VA, 5.744%, (US0001M
+ 0.650%),
05/20/2062 1,046,745
0.1
1,149,003
(3)
Ginnie Mae 2012-H12
FA, 5.644%, (US0001M
+ 0.550%),
04/20/2062 1,143,419
0.1
6,788,408
(3)
Ginnie Mae 2012-H12
FB, 6.144%, (US0001M
+ 1.050%),
02/20/2062 6,802,353
0.5
316,048
(3)
Ginnie Mae 2012-H14
FK, 5.674%, (US0001M
+ 0.580%),
07/20/2062 314,556
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,200,347
(3)
Ginnie Mae 2012-H20
BA, 5.654%, (US0001M
+ 0.560%),
09/20/2062 $ 2,190,175
0.2
1,487,952
(3)
Ginnie Mae 2012-H26
BA, 5.444%, (US0001M
+ 0.350%),
10/20/2062 1,477,376
0.1
325,716
(3)
Ginnie Mae 2012-H29
FA, 5.609%, (US0001M
+ 0.515%),
10/20/2062 324,116
0.0
756,090
(3)
Ginnie Mae 2012-H30
GA, 5.444%, (US0001M
+ 0.350%),
12/20/2062 750,829
0.1
1,126,134  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 1,004,887
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,636,621
0.5
1,509,486  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,331,076
0.1
1,900,000
(4)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 329,575
0.0
485,002
(4)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 67,583
0.0
2,910,581  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,502,031
0.2
2,784,878
(4)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 311,350
0.0
1,639,473
(4)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 260,344
0.0
128,438
(4)
Ginnie Mae 2013-41
PI, 3.500%,
04/20/2040 586
0.0
709,900
(3)(4)
Ginnie Mae 2013-
88 AI, 0.680%,
(-1.000*US0001M +
5.850%),
06/20/2043 54,840
0.0
1,244,277
(3)(4)
Ginnie Mae 2013-
99 SK, 0.730%,
(-1.000*US0001M +
5.900%),
07/20/2043 79,758
0.0
978,886
(3)
Ginnie Mae 2013-H02
FD, 5.434%, (US0001M
+ 0.340%),
12/20/2062 970,793
0.1
176,422
(3)
Ginnie Mae 2013-H07
HA, 5.504%, (US0001M
+ 0.410%),
03/20/2063 175,110
0.0
1,326,148
(3)
Ginnie Mae 2013-H08
BF, 5.494%, (US0001M
+ 0.400%),
03/20/2063 1,310,871
0.1
1,353,095
(3)
Ginnie Mae 2013-H10
FT, 5.170%, (H15T1Y +
0.450%),
04/20/2063 1,347,679
0.1
1,437,406
(3)
Ginnie Mae 2013-H13
FS, 6.094%, (US0001M
+ 1.000%),
06/20/2063 1,440,050
0.1
1,297,202
(3)
Ginnie Mae 2013-H14
FC, 5.564%, (US0001M
+ 0.470%),
06/20/2063 1,289,718
0.1
467,954
(3)
Ginnie Mae 2013-H14
FD, 5.564%, (US0001M
+ 0.470%),
06/20/2063 465,012
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
448,834
(3)
Ginnie Mae 2013-H14
FG, 5.564%, (US0001M
+ 0.470%),
05/20/2063 $ 446,099
0.0
334,045
(3)
Ginnie Mae 2013-H15
FA, 5.634%, (US0001M
+ 0.540%),
06/20/2063 332,602
0.0
590,529
(3)
Ginnie Mae 2013-H17
FA, 5.644%, (US0001M
+ 0.550%),
07/20/2063 588,319
0.0
359,434
(3)
Ginnie Mae 2013-H18
BA, 5.694%, (US0001M
+ 0.600%),
07/20/2063 358,043
0.0
360,210
(3)
Ginnie Mae 2013-H18
EA, 5.594%, (US0001M
+ 0.500%),
07/20/2063 358,851
0.0
1,205,435
(3)
Ginnie Mae 2013-H18
FA, 5.594%, (US0001M
+ 0.500%),
06/20/2063 1,199,167
0.1
1,062,226
(3)
Ginnie Mae 2013-H19
DF, 5.744%, (US0001M
+ 0.650%),
05/20/2063 1,054,481
0.1
332,301
(3)
Ginnie Mae 2013-H20
FB, 6.094%, (US0001M
+ 1.000%),
08/20/2063 332,764
0.0
353,562
(3)
Ginnie Mae 2013-H21
FB, 5.794%, (US0001M
+ 0.700%),
09/20/2063 352,860
0.0
626,213
(3)
Ginnie Mae 2013-H22
FB, 5.794%, (US0001M
+ 0.700%),
08/20/2063 624,655
0.0
5,208,204
(3)
Ginnie Mae 2013-H22
FT, 5.370%, (H15T1Y +
0.650%),
04/20/2063 5,199,625
0.4
640,370
(3)
Ginnie Mae 2013-H23
FA, 6.394%, (US0001M
+ 1.300%),
09/20/2063 643,057
0.1
56,409
(3)
Ginnie Mae 2013-H24
FB, 5.824%, (US0001M
+ 0.730%),
09/20/2063 56,307
0.0
1,769,178
(3)(4)
Ginnie Mae 2014-
107 XS, 0.442%,
(-1.000*US0001M +
5.600%),
07/16/2044 123,237
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,645,902
0.2
2,682,303  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 2,524,445
0.2
1,153,082
(3)(4)
Ginnie Mae 2014-
129 WS, 0.730%,
(-1.000*US0001M +
5.900%),
09/20/2044 83,190
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,703,889
0.1
1,002,760
(3)(4)
Ginnie Mae 2014-
161 WS, 0.730%,
(-1.000*US0001M +
5.900%),
11/20/2044 69,731
0.0
1,062,620
(4)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 162,812
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,249,180
(3)(4)
Ginnie Mae 2014-
30 ES, 0.047%,
(-1.000*US0001M +
5.000%),
03/20/2040 $ 70,030
0.0
884,670
(3)(4)
Ginnie Mae 2014-
96 SQ, 0.442%,
(-1.000*US0001M +
5.600%),
07/16/2044 61,723
0.0
1,940,698
(4)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 376,233
0.0
7,394,133
(3)
Ginnie Mae 2014-H03
FS, 5.744%, (US0001M
+ 0.650%),
02/20/2064 7,355,492
0.6
1,737,478
(3)
Ginnie Mae 2014-H04
FB, 5.744%, (US0001M
+ 0.650%),
02/20/2064 1,733,401
0.1
2,885,356
(3)
Ginnie Mae 2014-H05
FB, 5.694%, (US0001M
+ 0.600%),
12/20/2063 2,878,729
0.2
722,246
(3)
Ginnie Mae 2014-H06
FA, 5.664%, (US0001M
+ 0.570%),
03/20/2064 719,044
0.1
340,670
(3)
Ginnie Mae 2014-H06
HB, 5.744%, (US0001M
+ 0.650%),
03/20/2064 339,566
0.0
2,342,666
(3)
Ginnie Mae 2014-H11
VA, 5.594%, (US0001M
+ 0.500%),
06/20/2064 2,325,095
0.2
2,950,673
(3)
Ginnie Mae 2014-H15
FA, 5.594%, (US0001M
+ 0.500%),
07/20/2064 2,929,217
0.2
1,431,233
(3)
Ginnie Mae 2014-H21
FA, 4.186%, (US0001M
+ 0.650%),
10/20/2064 1,414,522
0.1
8,181,758
(3)
Ginnie Mae 2015-10
Q, 2.400%,
10/20/2044 7,005,368
0.5
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 103,926
0.0
2,364,266
(3)(4)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*US0001M +
2.142%),
06/20/2045 40,620
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,773,804
1.0
1,998,025
(4)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 393,573
0.0
1,164,409
(4)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 116,058
0.0
2,539,116  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 2,399,029
0.2
4,748,124  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,065,448
0.3
1,228,304
(3)
Ginnie Mae 2015-H03
FA, 5.594%, (US0001M
+ 0.500%),
12/20/2064 1,222,442
0.1
2,566,362
(3)
Ginnie Mae 2015-H05
FC, 5.574%, (US0001M
+ 0.480%),
02/20/2065 2,539,594
0.2
1,060,381
(3)
Ginnie Mae 2015-H06
FA, 5.574%, (US0001M
+ 0.480%),
02/20/2065 1,053,386
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,789,775
(3)
Ginnie Mae 2015-H08
FC, 5.574%, (US0001M
+ 0.480%),
03/20/2065 $ 1,778,832
0.1
1,548,428
(3)
Ginnie Mae 2015-H10
FH, 4.977%, (US0001M
+ 0.600%),
04/20/2065 1,528,038
0.1
181,934
(3)
Ginnie Mae 2015-H12
FA, 5.574%, (US0001M
+ 0.480%),
05/20/2065 180,782
0.0
1,018,906
(3)
Ginnie Mae 2015-H12
FL, 5.324%, (US0001M
+ 0.230%),
05/20/2065 1,010,661
0.1
4,122,363
(3)
Ginnie Mae 2015-H13
FG, 5.494%, (US0001M
+ 0.400%),
04/20/2065 4,095,969
0.3
409,309
(3)
Ginnie Mae 2015-H14
FB, 5.524%, (US0001M
+ 0.430%),
05/20/2065 407,119
0.0
976,354
(3)
Ginnie Mae 2015-H18
FB, 5.129%, (US0001M
+ 0.600%),
07/20/2065 967,963
0.1
891,426
(3)
Ginnie Mae 2015-H20
FB, 4.517%, (US0001M
+ 0.600%),
08/20/2065 882,919
0.1
1,377,152
(3)
Ginnie Mae 2015-H22
FC, 4.575%, (US0001M
+ 0.600%),
09/20/2065 1,363,015
0.1
1,718,043
(3)
Ginnie Mae 2015-H23
FB, 5.614%, (US0001M
+ 0.520%),
09/20/2065 1,707,095
0.1
1,176,974
(3)
Ginnie Mae 2015-H26
FA, 5.614%, (US0001M
+ 0.520%),
10/20/2065 1,168,990
0.1
973,744
(3)
Ginnie Mae 2015-H26
FC, 5.600%, (US0001M
+ 0.600%),
08/20/2065 971,073
0.1
996,555
(3)
Ginnie Mae 2015-H26
FG, 5.614%, (US0001M
+ 0.520%),
10/20/2065 986,188
0.1
3,275,808
(3)
Ginnie Mae 2015-H29
FL, 5.694%, (US0001M
+ 0.600%),
11/20/2065 3,248,751
0.2
2,676,165
(3)
Ginnie Mae 2015-H30
FE, 5.694%, (US0001M
+ 0.600%),
11/20/2065 2,662,326
0.2
1,074,059
(3)
Ginnie Mae 2015-H31
FT, 5.521%, (US0001M
+ 0.650%),
11/20/2065 1,071,258
0.1
12,091,972
(4)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 1,417,760
0.1
5,039,905
(4)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 804,034
0.1
5,180,169
(3)(4)
Ginnie Mae 2016-
20 BS, 0.943%,
(-1.000*US0001M +
6.100%),
02/20/2046 501,211
0.0
2,803,508
(3)
Ginnie Mae 2016-5
AB, 4.689%,
01/20/2046 2,737,177
0.2
4,455,173  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,986,686
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
250,014
(4)
Ginnie Mae 2016-84
IO, 5.000%,
12/20/2040 $ 4,734
0.0
267,210
(3)
Ginnie Mae 2016-H01
FL, 5.744%, (US0001M
+ 0.650%),
12/20/2065 266,384
0.0
1,288,459
(3)
Ginnie Mae 2016-H02
FH, 6.094%, (US0001M
+ 1.000%),
01/20/2066 1,276,859
0.1
330,730
(3)
Ginnie Mae 2016-H03
FB, 5.744%, (US0001M
+ 0.650%),
01/20/2066 328,233
0.0
271,857
(3)
Ginnie Mae 2016-H07
FK, 4.940%, (US0001M
+ 1.000%),
03/20/2066 269,279
0.0
945,795
(3)
Ginnie Mae 2016-H09
FB, 5.545%, (US0001M
+ 0.900%),
04/20/2066 938,212
0.1
2,827,506
(3)
Ginnie Mae 2016-H11
F, 5.894%, (US0001M +
0.800%),
05/20/2066 2,804,235
0.2
852,284
(3)
Ginnie Mae 2016-H11
FE, 5.502%, (US0001M
+ 0.850%),
04/20/2066 844,596
0.1
1,544,902
(3)
Ginnie Mae 2016-H13
FD, 5.170%, (H15T1Y +
0.450%),
05/20/2066 1,539,482
0.1
376,883
(3)
Ginnie Mae 2016-H13
FT, 5.674%, (US0001M
+ 0.580%),
05/20/2066 375,721
0.0
9,625,687
(3)
Ginnie Mae 2016-H20
FB, 5.644%, (US0001M
+ 0.550%),
09/20/2066 9,571,573
0.7
167,620
(3)
Ginnie Mae 2016-H20
FG, 5.452%, (US0001M
+ 0.700%),
08/20/2066 167,186
0.0
1,707,471
(3)
Ginnie Mae 2016-H21
FH, 4.989%, (US0001M
+ 0.850%),
09/20/2066 1,697,826
0.1
4,111,384
(3)
Ginnie Mae 2016-H23
F, 5.844%, (US0001M +
0.750%),
10/20/2066 4,099,505
0.3
3,817,395  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,128,742
0.2
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 826,486
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 816,076
0.1
1,685,245  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,342,644
0.1
2,069,131
(4)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 431,634
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,320,602
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 611,694
0.0
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,495,920
0.6
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,270,473  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 $ 1,155,676
0.1
5,083,112  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,253,459
0.3
21,110,563
(3)
Ginnie Mae 2017-H05
FC, 5.137%, (US0001M
+ 0.750%),
02/20/2067 20,866,971
1.6
740,812
(3)
Ginnie Mae 2017-H07
FG, 5.554%, (US0001M
+ 0.460%),
02/20/2067 736,316
0.1
848,129
(3)
Ginnie Mae 2017-H14
FD, 5.564%, (US0001M
+ 0.470%),
06/20/2067 839,424
0.1
1,139,944
(3)
Ginnie Mae 2017-H14
FV, 5.594%, (US0001M
+ 0.500%),
06/20/2067 1,131,703
0.1
1,410,067
(3)
Ginnie Mae 2017-H17
FG, 5.594%, (US0001M
+ 0.500%),
08/20/2067 1,401,981
0.1
669,296
(3)
Ginnie Mae 2017-H19
FA, 5.544%, (US0001M
+ 0.450%),
08/20/2067 665,718
0.1
1,453,188  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,329,906
0.1
346,429  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 324,760
0.0
722,154
(4)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 99,780
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 859,377
0.1
1,774,025
(3)
Ginnie Mae 2018-H04
FM, 5.394%, (US0001M
+ 0.300%),
03/20/2068 1,756,641
0.1
301,279
(3)
Ginnie Mae 2018-H07
FE, 5.444%, (US0001M
+ 0.350%),
02/20/2068 299,632
0.0
4,006,390
(3)
Ginnie Mae 2018-H14
FG, 5.444%, (US0001M
+ 0.350%),
09/20/2068 3,972,213
0.3
3,578,146
(3)
Ginnie Mae 2018-H18
FC, 5.444%, (US0001M
+ 0.350%),
08/20/2065 3,557,567
0.3
9,712,008  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 8,036,545
0.6
1,445,186  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,361,409
0.1
3,046,934
(3)
Ginnie Mae 2019-100
FD, 5.557%, (US0001M
+ 0.400%),
08/20/2049 2,964,909
0.2
11,481,964  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 10,238,720
0.8
847,932
(4)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 167,845
0.0
12,000,000
(4)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 3,013,980
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 97,073
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
424,600
(3)
Ginnie Mae 2019-H01
FJ, 4.534%, (US0001M
+ 0.300%),
09/20/2068 $ 421,532
0.0
995,318
(3)
Ginnie Mae 2019-H01
FL, 5.544%, (US0001M
+ 0.450%),
12/20/2068 991,691
0.1
2,453,831
(3)
Ginnie Mae 2019-H05
FL, 5.574%, (US0001M
+ 0.480%),
03/20/2069 2,431,055
0.2
491,212
(3)
Ginnie Mae 2019-H10
FM, 5.494%, (US0001M
+ 0.400%),
05/20/2069 485,768
0.0
1,738,510
(3)
Ginnie Mae 2019-H19
FB, 5.544%, (US0001M
+ 0.450%),
11/20/2069 1,727,679
0.1
20,411,565
(4)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,494,470
0.3
719,615
(3)
Ginnie Mae 2020-H01
FT, 5.220%, (H15T1Y +
0.500%),
01/20/2070 716,684
0.1
4,110,623
(3)
Ginnie Mae 2020-H10
FD, 5.426%, (US0001M
+ 0.400%),
05/20/2070 4,090,447
0.3
8,826,263
(3)(4)
Ginnie Mae 2021-
58 SB, 1.143%,
(-1.000*US0001M +
6.300%),
04/20/2051 898,862
0.1
6,233,520
(4)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 919,116
0.1
15,424,882
(3)(4)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*US0001M +
3.300%),
05/20/2051 275,700
0.0
106,176
(3)
Ginnie Mae 2021-H09
Z, 3.078%,
10/20/2066 97,366
0.0
10,802,417  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 10,686,878
0.8
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 1,948,609
0.1
4,146,298  Seasoned Credit Risk
Transfer Trust Series
2017-2 MA, 3.000%,
08/25/2056 3,819,640
0.3
1,533,134
(3)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,413,131
0.1
4,256,887  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,996,544
0.3
1,664,625  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,563,605
0.1
7,265,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 6,718,707
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,310,180  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 $ 3,028,887
0.2
5,875,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 5,175,403
0.4
1,016,243  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 938,163
0.1
22,668,963
(3)(4)
Vendee Mortgage Trust
2011-2 IO, 0.354%,
10/15/2041 324,343
0.0
Total Collateralized
Mortgage Obligations
(Cost $675,773,638)
614,638,599
45.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 2 .9%
9,250,150
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.477%,
01/25/2030 654,145
0.1
28,091,731
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.810%,
03/25/2030 2,490,460
0.2
19,403,285
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.813%,
04/25/2030 1,674,941
0.1
2,980,388
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.024%,
09/25/2030 156,219
0.0
16,473,341
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.629%,
05/25/2035 1,923,081
0.1
14,671,473
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.436%,
07/25/2035 1,443,204
0.1
34,133,189
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.694%,
12/25/2035 1,628,832
0.1
24,666,008
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.833%,
09/25/2027 642,399
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
31,466,000
(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.467%,
12/25/2029 $ 1,986,773
0.1
34,711,433
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 2.078%,
01/25/2031 3,591,498
0.3
255,561
(3)
Ginnie Mae 2004-23 Z,
5.758%,
03/16/2044 248,502
0.0
3,326,368
(3)(4)
Ginnie Mae 2006-67
IO, 0.610%,
11/16/2046 24,221
0.0
44,308
(3)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 44,169
0.0
476,095  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 453,838
0.0
222,905
(3)(4)
Ginnie Mae 2008-45
IO, 0.858%,
02/16/2048 315
0.0
54,263
(3)
Ginnie Mae 2009-115
D, 4.824%,
01/16/2050 53,534
0.0
56,989
(3)(4)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 797
0.0
8,173,458
(3)(4)
Ginnie Mae 2011-47
IO, 0.198%,
01/16/2051 21,797
0.0
1,961,864
(3)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,465,453
0.1
11,077,360  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 8,900,519
0.7
1,977,426  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,326,728
0.1
1,967,121  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,336,418
0.1
2,607,161
(3)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,076,044
0.2
3,402,314  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,554,814
0.2
5,185,518  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,408,052
0.2
2,579,308  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,225,847
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,144,428
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $52,082,558)
39,477,028
2.9
ASSET-BACKED SECURITIES : 0 .1%
Other Asset-Backed Securities : 0 .1%
1,028,685
(3)
Fannie Mae Grantor
Trust 2001-T9 A1,
5.260%, (US0001M +
0.110%),
09/25/2031 1,016,950
0.1
96,360
(3)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.463%,
07/26/2033 93,218
0.0
9,160
(3)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 9,033
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,416
(3)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 $ 6,913
0.0
7,399
(3)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 7,183
0.0
1,133,297
0.1
Total Asset-Backed
Securities
(Cost $1,138,963)
1,133,297
0.1
Total Long-Term
Investments
(Cost $1,763,423,887)
1,641,095,225
122.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .5%
U.S. Government Agency Obligations : 0 .7%
725,000
(6)
Federal Home Loan
Bank Discount Notes,
4.802
%,
07/03/2023 725,000
0.1
8,000,000
(3)
Federal Home Loan
Banks,
5.150
%,
(SOFRRATE +
0.090%),
12/05/2023 8,003,974
0.6
Total U.S. Government
Agency Obligations
(Cost $8,724,806)
8,728,974
0.7
U.S. Treasury Obligations : 4 .8%
9,275,000
(6)
United States Treasury
Bill,
3.670
%,
07/11/2023 9,264,762
0.7
10,000,000
(6)
United States Treasury
Bill,
4.840
%,
08/10/2023 9,945,876
0.7
46,025,000
(6)
United States Treasury
Bill,
4.970
%,
08/22/2023 45,695,154
3.4
Total U.S. Treasury
Obligations
(Cost $64,889,596)
64,905,792
4.8
Total Short-Term
Investments
(Cost $73,614,402)
73,634,766
5.5
Total Investments in
Securities
(Cost $1,837,038,289) $ 1,714,729,991 127.8
Liabilities in Excess of
Other Assets
(372,490,823) (27.8)
Net Assets $ 1,342,239,168 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)
Represents or includes a TBA transaction.
(3)
Variable rate security. Rate shown is the rate in effect as of June 30,
2023.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFRRATE 1-day Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 985,846,301 $ — $ 985,846,301
Collateralized Mortgage Obligations — 614,638,599 — 614,638,599
Commercial Mortgage-Backed Securities — 39,477,028 — 39,477,028
Asset-Backed Securities — 1,133,297 — 1,133,297
Short-Term Investments — 73,634,766 — 73,634,766
Total Investments, at fair value $ — $ 1,714,729,991 $ — $ 1,714,729,991
Other Financial Instruments+
Futures 2,995,585 — — 2,995,585
Total Assets $ 2,995,585 $ 1,714,729,991 $ — $ 1,717,725,576
Liabilities Table
Other Financial Instruments+
Futures $ (14,210) $ — $ — $ (14,210)
Total Liabilities $ (14,210) $ — $ — $ (14,210)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Long Bond 48 09/20/23 $ 6,091,500 $ (14,210)
$ 6,091,500 $ (14,210)
Short Contracts:
U.S. Treasury 10-Year Note (530) 09/20/23 (59,500,781) 1,125,153
U.S. Treasury 2-Year Note (73) 09/29/23 (14,844,094) 212,602
U.S. Treasury 5-Year Note (676) 09/29/23 (72,395,375) 1,477,463
U.S. Treasury Ultra 10-Year Note (145) 09/20/23 (17,173,437) 180,088
U.S. Treasury Ultra Long Bond (1) 09/20/23 (136,219) 279
$ (164,049,906) $ 2,995,585
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,587,227
Gross Unrealized Depreciation (124,895,526)
Net Unrealized Depreciation $ (122,308,299)